PRINCIPAL ACCOUNTING POLICIES - Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability (Details) ¥ in Thousands	6 Months Ended
Jun. 30, 2022 CNY (¥)
Short-term and other investments
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial assets and liabilities at the beginning of the period	¥ 753,164
Purchase of short-term and other investments	1,808,000
Disposal of short-term and other investments	(2,326,215)
Fair value changes	(23,765)
Currency translation differences	0
Fair value of Level 3 financial assets and liabilities at the end of the period	211,184
Put Right Liabilities
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 financial assets and liabilities at the beginning of the period	96,911
Purchase of short-term and other investments	0
Fair value changes	(30,798)
Currency translation differences	4,129
Fair value of Level 3 financial assets and liabilities at the end of the period	¥ 70,242